SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net earnings per share (Note 16):
Net (loss) / income to Ordinary Shareholders, Basic	$ 76,310,000	$ 12,580	$ (36,420)
Weighted-average ordinary shares outstanding, Basic	95,472,527	94,748,324	92,962,048
Weighted-average ordinary shares outstanding, Basic	$ 0.80	$ 0.13	$ (0.39)
Weighted average number of shares outstanding, restricted stock units	263,397
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 76,310,000	$ 12,580	$ (36,420)
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	95,735,924	94,748,324	92,962,048
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	$ 0.80	$ 0.13	$ (0.39)
Weighted-average ordinary shares outstanding, warrants
Net (loss) / income to Ordinary Shareholders, Diluted	$ 76,310,000	$ 12,580	$ (36,420)
Weighted-average ordinary shares outstanding, Diluted	95,735,924	94,748,324	92,962,048
Weighted-average ordinary shares outstanding, Diluted	$ 0.80	$ 0.13	$ (0.39)